The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York 10112

May 1, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549
Attention: Keith O'Connell

Re:	The Lazard Funds, Inc. (Registration Nos: 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of combined prospectus for all series of The Lazard Funds, Inc. (the "Fund) does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission as of April 28, 2003 pursuant to Rule 485(a).

Very truly yours,

/s/ Brian D. Simon
Brian D. Simon
Assistant Secretary